June 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn: Document Control - EDGAR

RE:     AXP Strategy Series, Inc.
               AXP Equity Value Fund
               AXP Focused Growth Fund
               AXP Partners Small Cap Growth Fund
               AXP Small Cap Advantage Fund
               AXP Strategy Aggressive Fund
        Post-Effective Amendment No. 49
        File No.: 2-89288/811-3956

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on May 26, 2003.

If you have any questions regarding this filing, please contact me at (612) 671-7981 or Boba Selimovic at (612) 671-7449.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation